SIGNIFICANT ACCOUNTING POLICIES - Schedule of components of AOCI (Details) - Other comprehensive income [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 1,114
Other comprehensive gains (loss) before reclassifications, net of tax	11,479
Amounts reclassified from AOCI	(6,177)	$ 3,527	$ 6,567
Other comprehensive income, net of tax	5,302
Balance	6,416	1,114
Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(1,482)	634	1,400
Research and development expenses, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(2,841)	1,217	2,983
Selling and marketing expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(1,359)	582	1,217
General and administrative expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(495)	212	967
Financial expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	0	882	$ 0
Gains (losses) on AFS marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,050)
Other comprehensive gains (loss) before reclassifications, net of tax	817
Amounts reclassified from AOCI	0
Other comprehensive income, net of tax	817
Balance	(233)	(1,050)
Gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	2,164
Other comprehensive gains (loss) before reclassifications, net of tax	10,662
Amounts reclassified from AOCI	(6,177)
Other comprehensive income, net of tax	4,485
Balance	$ 6,649	$ 2,164